Expense Example - AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF - AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF CLASS	Jul. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 188